Directors' Emoluments and Interests	12 Months Ended
Dec. 31, 2019
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Directors' Emoluments and Interests
8.  Directors’ Emoluments and Interests

Directors’ emoluments (which are included in administrative expenses in note 4) and interests are presented in the Directors’
Remuneration Report on pages 74 to 100.